Note 17 - Cash and Cash Equivalents	9 Months Ended
Sep. 30, 2024
Statement Line Items [Line Items]
Disclosure of cash and cash equivalents [text block]
17	Cash and cash equivalents

	2024	December 31, 2023

Bank balances	7,204	4,252
Restricted cash	–	2,456
Cash and cash equivalents	7,204	6,708
Bank overdrafts and short term loans used for cash management purposes	(14,839)	(17,740)
Net cash and cash equivalents	(7,635)	(11,032)

	Loan initiated	Expiry	Repayment term	Principal value	Balance drawn at September 30, 2024
Overdraft facilities and term loans
Stanbic Bank - ZiG	June2023	June 2025	On demand	ZiG6.5 million	Nil
Stanbic Bank - USD	June 2024	June 2025	On demand	$4 million	$3.9 million
CABS – USD	March 2024	March 2027	On demand	$3 million	$1.2 million
Ecobank - USD	March 2024	February 2025	On demand	$4 million	$3.8 million
Nedbank Zimbabwe - USD	April 2024	April 2025	On demand	$7 million	$5.9 million
				$18 million	$14.8 million